Schedule of Investments California Municipal Fund Inc.^ (Unaudited)
July 31, 2022

Principal Amount		Value
Municipal Notes 163.6%
American Samoa 0.9%
$ 600,000	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/2029	$654,280
California 139.7%
1,000,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/2027 Pre-Refunded 4/1/2023	1,023,017
1,875,000	California Comm. Choice Fin. Clean Energy Proj. Au. Rev. Green Bond, Ser. 2021 B-1, (LOC: Morgan Stanley), 4.00%, due 2/1/2052 Putable 8/1/2031	1,931,027
		California Ed. Facs. Au. Ref. Rev. (Univ. of Redlands)
250,000	Ser. 2016-A, 5.00%, due 10/1/2028	266,712
260,000	Ser. 2016-A, 3.00%, due 10/1/2029	251,408
400,000	Ser. 2016-A, 3.00%, due 10/1/2030	379,017
1,000,000	California Ed. Facs. Au. Rev. (Green Bond- Loyola Marymount Univ.), Ser. 2018-B, 5.00%, due 10/1/2048	1,091,964
		California HFA Muni. Cert.
1,247,241	Class A, Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,266,581
980,675	Class A, Ser. 2021-1-A, 3.50%, due 11/20/2035	948,727
1,000,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/2026	1,006,699
500,000	California Infrastructure & Econ. Dev. Bank Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	479,855(a)
525,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Rev. (King City Joint Union High Sch.), Ser. 2010, 5.13%, due 8/15/2024	525,677
1,000,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/2044	1,025,348(a)
500,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/2029	508,218
		California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
210,000	Ser. 2015-A, 4.50%, due 10/1/2025	211,441
1,115,000	Ser. 2019-A, 5.00%, due 10/1/2049	1,073,257(a)
1,000,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	1,020,959(a)
500,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	523,746(a)
		California Muni. Fin. Au. Rev. (Biola Univ.)
375,000	Ser. 2013, 4.00%, due 10/1/2025	380,681
410,000	Ser. 2013, 4.00%, due 10/1/2026	415,691
455,000	Ser. 2013, 4.00%, due 10/1/2027	460,704
		California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group)
605,000	Ser. 2014-A, 4.00%, due 1/1/2027	608,649
630,000	Ser. 2014-A, 4.00%, due 1/1/2028	632,839
330,000	Ser. 2014-A, 4.00%, due 1/1/2029	331,085
2,000,000	California Muni. Fin. Au. Std. Hsg. Rev. (CHF-Davis I, LLC-West Village Std. Hsg. Proj.), Ser. 2018, (BAM Insured), 4.00%, due 5/15/2048	1,917,128
		California Pub. Fin. Au. Ref. (Henry Mayo Newhall Hosp.)
400,000	Ser. 2021-A, 4.00%, due 10/15/2027	416,960
360,000	Ser. 2021-A, 4.00%, due 10/15/2028	373,812
400,000	California Sch. Fac. Fin. Au. Rev. (Alliance College - Ready Pub. Sch. Proj.), Ser. 2015-A, 5.00%, due 7/1/2030	420,199(a)
1,500,000	California Sch. Fac. Fin. Au. Rev. (Green Dot Pub. Sch. Proj.), Ser. 2018-A, 5.00%, due 8/1/2048	1,547,293(a)
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
		California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.)
$ 250,000	Ser. 2014-A, 4.13%, due 7/1/2024	$ 256,001(a)
400,000	Ser. 2017-A, 4.00%, due 7/1/2023	406,210(a)
375,000	Ser. 2017-A, 5.00%, due 7/1/2025	399,979(a)
130,000	Ser. 2017-A, 5.00%, due 7/1/2027	142,829(a)
2,195,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 3.00%, due 6/1/2029	2,191,431
		California St. G.O.
2,000,000	Ser. 2020, 3.00%, due 11/1/2050	1,734,637
3,900,000	Ser. 2022, 3.00%, due 4/1/2052	3,421,224
1,125,000	California St. Infrastructure & Econ. Dev. Bank Rev. (California Academy of Sciences), Ser. 2018-D, (SIFMA), 1.68%, due 8/1/2047 Putable 8/1/2024	1,112,107
2,000,000	California St. Poll. Ctrl. Fin. Au. Rev. (San Jose Wtr. Co. Proj.), Ser. 2016, 4.75%, due 11/1/2046	2,075,630
710,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	71,000(a)(b)
600,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	14,917(a)(b)
550,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	387,758(a)
1,595,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/2027	1,605,913(a)
415,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.50%, due 6/1/2031	418,026(a)
400,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	412,529(a)
1,060,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (New Designs Charter Sch. Administration Campus Proj.), Ser. 2019-A, 5.00%, due 6/1/2050	1,066,704(a)
190,000	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/2024	192,973(a)
1,000,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	943,897(a)
1,325,000	California Statewide CDA Hosp. Rev. (Methodist Hosp. of Southern Proj.), Ser. 2018, 4.25%, due 1/1/2043	1,283,067
720,000	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	770,200
500,000	California Statewide CDA Rev. (Loma Linda Univ. Med. Ctr.), Ser. 2018-A, 5.50%, due 12/1/2058	512,774(a)
700,000	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/2028 Pre-Refunded 15/11/2023	730,756
600,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	619,574(a)
1,500,000	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/2029	1,555,795
1,500,000	California Statewide CDA Rev. Ref. (Redlands Comm. Hosp.), Ser. 2016, 4.00%, due 10/1/2041	1,512,879
450,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	472,667
2,055,000	California Statewide CDA Std. Hsg. Rev. (Univ. of Irvin Campus Apts. Phase IV), Ser. 2017-A, 5.00%, due 5/15/2032	2,162,792
500,000	California Statewide CDA Std. Hsg. Rev. Ref. (Baptist University), Ser. 2017-A, 5.00%, due 11/1/2032	531,205(a)
2,000,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2031	2,246,716
		Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev.
350,000	Ser. 2013-A, 5.00%, due 9/1/2026 Pre-Refunded 9/1/2023	363,217
560,000	Ser. 2013-A, 5.00%, due 9/1/2027 Pre-Refunded 9/1/2023	581,147
2,000,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/2024	2,089,987
1,500,000	Deutsche Bank Spears/Lifers Trust Rev., Ser. 2020, (LOC: Deutsche Bank AG), 1.73%, due 12/1/2052	1,500,000(a)(c)
1,250,000	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,331,789
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,500,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., Subser. 2014-B2, 3.50%, due 1/15/2053	$ 1,330,370
3,935,000	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref., Ser. 2021-B-2, 0.00%, due 6/1/2066	500,582
1,000,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,142,022
1,000,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/2026	1,084,864
		Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2)
150,000	Ser. 2013, 4.00%, due 9/1/2023	153,948
300,000	Ser. 2013, 4.00%, due 9/1/2024	306,550
450,000	Ser. 2013, 4.00%, due 9/1/2025	459,462
645,000	Ser. 2013, 3.50%, due 9/1/2026	651,046
690,000	Ser. 2013, 3.63%, due 9/1/2027	696,584
680,000	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/2024	721,975
1,500,000	Los Angeles City Dept. of Arpts. Arpt. Rev., Ser. 2020-C, 4.00%, due 5/15/2050	1,500,624
2,725,000	Los Angeles Co., Ser. 2022, 4.00%, due 6/30/2023	2,787,356
2,650,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	3,190,549
1,385,000	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/2029 Pre-Refunded 8/1/2024	1,081,933
885,000	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/2024	906,731
1,250,000	Palomar Hlth. Ref. Rev., Ser. 2016, 4.00%, due 11/1/2039	1,229,117
1,000,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/2027	1,062,481
475,000	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/2025	475,965
300,000	Riverside Co. Trans. Commission Toll Rev. Ref. Sr. Lien (RCTC Number 91 Express Lanes), Ser. 2021-B-1, 4.00%, due 6/1/2046	298,119
1,500,000	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/2023	1,481,023
		Romoland Sch. Dist. Spec. Tax Ref. (Comm. Facs. Dist. Number 2006-1)
100,000	Ser. 2017, 4.00%, due 9/1/2029	102,502
200,000	Ser. 2017, 4.00%, due 9/1/2030	203,262
525,000	Ser. 2017, 3.25%, due 9/1/2031	502,084
1,700,000	Sacramento Area Flood Ctrl. Agcy. Ref. (Consol Cap. Assessment Dist. Number 2), Ser. 2016-A, 5.00%, due 10/1/2047	1,832,517
		Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.)
1,000,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,077,513
400,000	Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	454,278
1,950,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	2,145,561
500,000	Sacramento Spec. Tax (Natomas Meadows Comm. Facs. Dist. Number 2007-01), Ser. 2017, 5.00%, due 9/1/2047	524,882(a)
60,000	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/2022	60,067
2,500,000	San Mateo County Transit District Sales Tax Revenue, (LOC: BANK OF AMERICA N.A.), 1.65%, due 6/1/2049	2,500,000(c)
685,000	San Mateo Foster City Sch. Dist. G.O. (Election 2015), Ser. 2016-A, 4.00%, due 8/1/2029 Pre-Refunded 8/1/2025	730,713
		Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.)
310,000	Ser. 2013, (BAM Insured), 3.25%, due 6/1/2025	313,304
575,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2026	582,214
325,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2027	328,711
270,000	Ser. 2013, (BAM Insured), 3.50%, due 6/1/2028	272,668
1,000,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/2027 Pre-Refunded 8/1/2023	1,014,663
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,000,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/2026 Pre-Refunded 1/8/2022	$ 1,000,000
		Sulphur Springs Union Sch. Dist. Cert. of Participation Conv. Cap. Appreciation Bonds
125,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	131,532
525,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	603,900
620,000	Ser. 2010, (AGM Insured), 6.50%, due 12/1/2037	697,507
2,000,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/2025	2,068,075
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	522,098
3,000,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 6.88%, due 8/1/2037	3,770,005
3,500,000	William S. Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,200,664
2,250,000	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,352,839(d)
		104,209,884
Guam 3.1%
500,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2036	484,788
600,000	Guam Gov't Hotel Occupancy Tax Rev. Ref., Ser. 2021-A, 5.00%, due 11/1/2040	637,451
1,075,000	Guam Pwr. Au. Rev., Ser. 2022-A, 5.00%, due 10/1/2037	1,187,745
		2,309,984
Illinois 1.4%
1,000,000	Chicago G.O. Ref., Ser. 2003-B, 5.00%, due 1/1/2023	1,013,904
Kansas 0.7%
		Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.)
265,000	Ser. 2019, 3.60%, due 6/1/2030	251,411
300,000	Ser. 2021, 3.50%, due 6/1/2034	267,524
		518,935
Louisiana 0.7%
500,000	Louisiana St.Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/2028	512,060
New Jersey 0.5%
400,000	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/2023	404,420
New York 0.9%
650,000	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/2034	661,236
Ohio 5.5%
3,825,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	3,819,242
280,000	So. Ohio Port Exempt Fac. Au. Rev., (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	251,545(a)
		4,070,787
Puerto Rico 6.2%
875,000	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.), Ser. 2021, 5.00%, due 7/1/2027	970,249
3,662,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	3,693,754
		4,664,003
South Carolina 0.9%
395,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	448,972
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$ 250,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (AMT-Green Bond-Last Step Recycling LLC Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	$ 207,013(a)
		655,985
Texas 0.6%
294,783	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	23,583(a)(b)
450,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Bridgemoor Plano Proj.), Ser. 2018-A, 7.25%, due 12/1/2053	405,000(b)
		428,583
Virgin Islands 2.1%
1,500,000	Matching Fund Spec. Purp. Securization Corp. Ref., Ser. 2022-A, 5.00%, due 10/1/2039	1,585,674
Wisconsin 0.4%
300,000	Pub. Fin. Au. Retirement Fac. Rev. Ref. (Friends Homes), Ser. 2019, 5.00%, due 9/1/2054	300,519(a)
Total Investments 163.6% (Cost $122,152,118)		121,990,254
Other Assets Less Liabilities 10.2%		7,580,544
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (73.8%)		(55,000,000)
Net Assets Applicable to Common Stockholders 100.0%		$74,570,798

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2022, these securities amounted to $16,880,488, which represents 22.6% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2022.

(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$121,990,254	$—	$121,990,254
Total Investments	$—	$121,990,254	$—	$121,990,254

#	The Schedule of Investments provides a categorization by state/territory.

^  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Notes to Schedule of Investments California Municipal Fund (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman California Municipal Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments California Municipal Fund (Unaudited)  (cont’d)
SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently updating and implementing policies and procedures to ensure compliance with Rule 2a-5 by the September 8, 2022 compliance date.
Other Matters:
Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund.
Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited) (cont'd)
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Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC